Basic and Diluted Net Loss Per Share (Details) - Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share - shares	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Potential Common Shares Excluded From Diluted Net Loss Per Share [Line Items]
Common stock warrants	23,626,132	2,000,878
Preferred stock warrants		488,024
Stock options and RSUs issued and outstanding	7,013,514	2,430,949
Potential common shares excluded from diluted net loss per share	30,639,646	4,919,851
Previously Reported [Member]
Schedule Of Potential Common Shares Excluded From Diluted Net Loss Per Share [Line Items]
Common stock warrants		43,135	4,999	0
Preferred stock warrants		1,152,790	488,024	488,024
Stock options and RSUs issued and outstanding		4,970,419	2,135,464	1,968,590
Potential common shares excluded from diluted net loss per share		8,078,837	4,635,857	3,288,706
Convertible notes		1,912,493	1,618,585	812,531
SAFE agreements		0	388,785	19,562